FCF P-1 02/14

SUPPLEMENT DATED FEBRUARY 20, 2014

TO THE PROSPECTUS DATED

FEBRUARY 1, 2014

OF

FRANKLIN CUSTODIAN FUNDS

 (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund)

The prospectus is amended as follows:

I. For the Franklin DynaTech Fund, the “Fund Summary - Average Annual Total Returns” table beginning on page 6 is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Franklin DynaTech Fund - Class A
Return Before Taxes	31.63%	20.90%	8.31%
Return After Taxes on Distributions	30.37%	20.59%	7.99%
Return After Taxes on Distributions and Sale of Fund Shares	18.88%	17.14%	6.75%
Franklin DynaTech Fund - Class C	37.64%	21.43%	8.14%
Franklin DynaTech Fund - Class R	39.33%	22.04%	8.65%
Franklin DynaTech Fund - Advisor Class	40.01%	22.65%	9.11%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.82%
NASDAQ Composite Index (index reflects no deduction for fees, expenses or taxes)	40.12%	24.96%	9.51%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

II. For the Franklin Growth Fund, the “Fund Summary - Average Annual Total Returns” table beginning on page 14 is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Franklin Growth Fund - Class A
Return Before Taxes	21.94%	16.56%	7.77%
Return After Taxes on Distributions	21.81%	16.46%	7.69%
Return After Taxes on Distributions and Sale of Fund Shares	12.53%	13.43%	6.34%
Franklin Growth Fund - Class C	27.43%	17.07%	7.60%
Franklin Growth Fund - Class R	29.08%	17.65%	8.14%
Franklin Growth Fund - Advisor Class	29.73%	18.25%	8.68%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

III. For the Franklin Income Fund, the “Fund Summary – Principal Investment Strategies” the second and third paragraphs beginning on page 18 are revised with the following:

The Fund may invest up to 15% of its net assets in equity-linked notes, which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the investment manager considers a variety of factors, including:

  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
  the experience and strength of the company's management;
  the company's changing financial condition and market recognition of the change;
  the company's sensitivity to changes in interest rates and business conditions; and
  the company's debt maturity schedules and borrowing requirements.

IV. For the Franklin Income Fund, the “Fund Summary - Average Annual Total Returns” table beginning on page 22 is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Franklin Income Fund - Class A
Return Before Taxes	9.35%	14.33%	6.84%
Return After Taxes on Distributions	7.13%	11.91%	4.62%
Return After Taxes on Distributions and Sale of Fund Shares	5.58%	10.52%	4.61%
Franklin Income Fund - Class C	13.00%	14.78%	6.82%
Franklin Income Fund - Class R	14.05%	14.96%	6.99%
Franklin Income Fund - Advisor Class	14.50%	15.54%	7.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%
Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	14.26%	11.91%	5.82%

V. For the Franklin U.S. Government Securities Fund, the “Fund Summary - Average Annual Total Returns” table beginning on page 29 is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Franklin U.S. Government Securities Fund - Class A
Return Before Taxes	-5.83%	2.57%	3.62%
Return After Taxes on Distributions	-7.29%	1.11%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	-3.30%	1.44%	2.17%
Franklin U.S. Government Securities Fund - Class C	-3.15%	2.95%	3.54%
Franklin U.S. Government Securities Fund - Class R	-2.03%	3.11%	3.69%
Franklin U.S. Government Securities Fund - Advisor Class	-1.52%	3.63%	4.21%
Barclays U.S. Government Index: Intermediate Component (index reflects no deduction for fees, expenses or taxes)	-1.25%	2.20%	3.74%
Lipper GNMA Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-2.80%	4.07%	4.11%

VI. For the Franklin Utilities Fund, the “Fund Summary - Average Annual Total Returns” table beginning on page 36 is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Franklin Utilities Fund - Class A
Return Before Taxes	8.91%	10.81%	9.35%
Return After Taxes on Distributions	7.98%	10.06%	8.52%
Return After Taxes on Distributions and Sale of Fund Shares	5.75%	8.70%	7.76%
Franklin Utilities Fund - Class C	12.19%	11.23%	9.29%
Franklin Utilities Fund - Class R	13.35%	11.39%	9.44%
Franklin Utilities Fund - Advisor Class	13.96%	11.95%	10.00%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%
S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes)	13.21%	10.17%	9.23%

Please retain this supplement with your prospectus for reference.